SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities shares	10,459,480	17,077,735